CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	¥ 282,822	[1]	¥ 303,956	[1]
Receivables from Customers, fair value	2,248		2,180
Securities purchased under agreements to resell, fair value	984,385		1,087,138
Trading assets, securities pledged as collateral	10,673,083		9,266,192
Trading assets, fair value	11,684		9,156
Private equity investments, fair value	5,716		3,476
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	369,320		350,820
Other assets, fair value	67,644		56,976
Short-term borrowings, fair value	39,638		49,279
Securities sold under agreements to repurchase, fair value	535,816		530,397
Other liabilities, fair value	17,377		1,123
Long-term borrowings, fair value	¥ 2,378,535		¥ 1,984,986
Common stock
Authorized	6,000,000,000		6,000,000,000
Issued	3,822,562,601		3,822,562,601
Outstanding	3,640,236,853		3,717,630,462
Common stock held in treasury, shares	182,325,748		104,932,139

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.